Note 3 - Property and Equipment: Property, Plant and Equipment (Tables)	3 Months Ended
Nov. 30, 2014
Tables/Schedules
Property, Plant and Equipment

Property and Equipment consisted of the following at November 30, 2014 and August 31, 2014	November 30, 2014	August 31, 2014
Computer and equipment & truck	$ 253,280	$ 253,280
Less: Accumulated depreciation/amortization	(121,078)	(106,576)
Property and equipment, net	$ 132,202	$ 146,704